Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Reconciliation [Line Items]
Net operating loss carryforwards	$ 1,260,000,000	$ 1,262,000,000
Tax credit carryforwards	113,000,000	96,000,000
Operating loss carryforwards year of expiration	2013
Tax credit carryforward expiration	2014
Valuation allowance related to operating loss and tax credit carryforwards	205,000,000	169,000,000
Valuation allowance	43,000,000	24,000,000
Excess book value of its investment	3,300,000,000
Uncertain tax positions	100,000,000	96,000,000	114,000,000	129,000,000
Unrecognized tax benefits	40,000,000	29,000,000
Minimum [Member]
Income Tax Reconciliation [Line Items]
Reduction in uncertain tax positions	6,000,000
Maximum [Member]
Income Tax Reconciliation [Line Items]
Reduction in uncertain tax positions	$ 14,000,000